SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of the location of restricted cash and cash equivalents in the balance sheet

September 30,	2011	2010
	(in thousands)
Other current assets	$16,015	$12,848
Other assets	$2,000	$2,000

Schedule of rent revenues

Years Ended September 30,	2011	2010	2009
	(in thousands)

Minimum rents	$8,941	$8,613	$8,803
Overage and percentage rents	$1,135	$1,241	$1,414

Schedule of future minimum rental income to be received on noncancelable operating leases

At September 30, 2011, minimum future rental income to be received on noncancelable operating leases was as follows:

Fiscal Year	Amount
(in thousands)
2012	$7,156
2013	5,706
2014	4,712
2015	3,696
2016	2,535
Thereafter	7,698

Total	$31,503

Schedule of cost and accumulated depreciation for real estate properties

September 30,	2011	2010
	(in thousands)

Real estate properties	$61,476	$61,735
Accumulated depreciation	(39,665)	(39,030)

	$21,811	$22,705